Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Cash in subsidiary bank	$ 707,274	$ 718,156	$ 671,448	$ 583,044
Securities available for sale	620,360	601,037
Other assets	63,941	63,669
Total assets	4,868,806	4,734,992
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	30,551	30,078
Total liabilities	4,436,120	4,321,682
Shareholders' equity	432,686	413,310	393,444	361,813
Total liabilities and shareholders' equity	4,868,806	4,734,992
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	19,886	18,463	$ 17,034	$ 15,263
Investments in subsidiaries	419,075	401,289
Securities available for sale	35	35
Other assets	824	967
Total assets	439,820	420,754
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	7,134	7,444
Total liabilities	7,134	7,444
Shareholders' equity	432,686	413,310
Total liabilities and shareholders' equity	$ 439,820	$ 420,754